Property and Equipment, Net - Summary of Property and Equipment (Detail) In Thousands, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Sep. 30, 2014 Purchased Software [Member] USD ($)	Sep. 30, 2014 Purchased Software [Member] CNY	Dec. 31, 2013 Purchased Software [Member] USD ($)	Dec. 31, 2013 Purchased Software [Member] CNY	Dec. 31, 2012 Purchased Software [Member] CNY	Sep. 30, 2014 Electronic Equipment [Member] USD ($)	Sep. 30, 2014 Electronic Equipment [Member] CNY	Dec. 31, 2013 Electronic Equipment [Member] USD ($)	Dec. 31, 2013 Electronic Equipment [Member] CNY	Dec. 31, 2012 Electronic Equipment [Member] CNY	Sep. 30, 2014 Office Equipment [Member] USD ($)	Sep. 30, 2014 Office Equipment [Member] CNY	Dec. 31, 2013 Office Equipment [Member] USD ($)	Dec. 31, 2013 Office Equipment [Member] CNY	Dec. 31, 2012 Office Equipment [Member] CNY	Sep. 30, 2014 Motor Vehicles [Member] USD ($)	Sep. 30, 2014 Motor Vehicles [Member] CNY	Dec. 31, 2013 Motor Vehicles [Member] USD ($)	Dec. 31, 2013 Motor Vehicles [Member] CNY	Dec. 31, 2012 Motor Vehicles [Member] CNY	Sep. 30, 2014 Leasehold Improvements [Member] USD ($)	Sep. 30, 2014 Leasehold Improvements [Member] CNY	Dec. 31, 2013 Leasehold Improvements [Member] USD ($)	Dec. 31, 2013 Leasehold Improvements [Member] CNY	Dec. 31, 2012 Leasehold Improvements [Member] CNY
At cost:
Property and equipment, gross	$ 21,002	128,909	$ 17,595	106,517	63,391	$ 1,526	9,364	$ 1,298	7,858	3,477	$ 17,204	105,602	$ 14,907	90,248	54,310	$ 121	742	$ 93	563	532	$ 416	2,554	$ 525	3,176	1,891	$ 1,735	10,647	$ 772	4,672	3,181
Less: Accumulated depreciation	(10,576)	(64,917)	(8,031)	(48,620)	(23,533)
Property and equipment, net	$ 10,426	63,992	$ 9,564	57,897	39,858